Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	May 01, 2018	Apr. 27, 2018	Apr. 12, 2018
Agreement with Tellson Securities, Inc [Member]
Value of preferred equity during period			$ 5,000,000
Auctus Fund, LLC [Member] | Securities Purchase Agreement [Member]
Debt interest rate		9.00%
Debt face amount		$ 100,000
Debt due date		Apr. 25, 2019
Conversion strike price per share		$ .05
Debt conversion percentage		60.00%
Number of common shares issued for commitment/collateral fee		700,000
E-motion Apparel, Inc [Member]
Number of common shares exchanges for acquisition	1,000,000
Ownership percentage	100.00%